Unaudited Subsequent Events (Details Narrative) - USD ($)								3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2025	Sep. 14, 2025	Dec. 20, 2024	Feb. 20, 2024	Dec. 28, 2023	Sep. 27, 2023	Dec. 30, 2022	Jan. 04, 2026	Jun. 30, 2025	Dec. 31, 2024	Aug. 13, 2025	Apr. 17, 2025	Apr. 15, 2025	Mar. 31, 2025	Jan. 04, 2025	Nov. 04, 2024	Mar. 31, 2024	Jan. 04, 2024	Dec. 31, 2023	Jan. 09, 2023	Jan. 04, 2023	Jan. 08, 2022
Common Stock, Par or Stated Value Per Share										$ 0.0001				$ 1			$ 1		$ 0.0001
Alpha Time Acquisition Corp [Member]
Common Stock, Par or Stated Value Per Share									$ 0.0001	$ 0.0001												$ 0.0001
Debt Instrument, Face Amount									$ 104,979
Payments for deposits			$ 55,000	$ 55,000		$ 690,000			55,000	$ 55,000
Issue of ordinary shares, shares			3,403,976				5,800
Working capital									(3,893,147)	$ (3,314,762)
Extension			$ 55,000		$ 55,000				$ 5,021						$ 5,021	$ 385,000		$ 165,000
Value of shares redeemed			$ 38,852,320.60		$ 23,302,146
Share price	$ 12.38																			$ 10.18	$ 2.00
Alpha Time Acquisition Corp [Member] | Forecast [Member]
Payments for deposits								$ 55,000
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member]
Common Stock, Par or Stated Value Per Share												$ 0.00001
Issue of ordinary shares, shares	917,814
Other Borrowings											$ 134,576	$ 320,201	$ 261,293
Working capital											34,696	170,321
Business combination extension payment											$ 99,880	149,880
Extension	$ 55,000
Value of shares redeemed	$ 11,362,537
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member] | Purchase Agreement [Member]
Proceeds from Issuance of Warrants		$ 11,500,000
Issue of ordinary shares, shares		1,150,000
Warrants to purchase ordinary shares		2,300,000
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member] | Minimum [Member]
Debt Instrument, Face Amount												$ 50,000,000